PROVISIONS - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - Dec. 31, 2021 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 302.2	$ 206.0
Rosebel mine
Disclosure of other provisions [line items]
Undiscounted amounts required	0.0	116.2
IAMGOLD Essakane S.A. ("Essakane S.A.")
Disclosure of other provisions [line items]
Undiscounted amounts required	0.0	89.8
Doyon division, including Westwood mine
Disclosure of other provisions [line items]
Undiscounted amounts required	262.3	0.0
Other Canadian sites
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 39.9	$ 0.0